Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income - Summary of Geographical Information on Segment Revenues (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 872.0	€ 703.2	€ 537.1
Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	165.4	125.5	96.1
Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	607.0	497.4	370.0
Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	99.5	80.4	70.7
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	315.0	284.2	248.5
Germany [member] | Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59.7	53.9	52.8
Germany [member] | Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	188.5	172.4	143.5
Germany [member] | Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66.7	58.0	52.2
Switzerland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	88.7	80.4	50.5
Switzerland [member] | Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7.6	6.2	5.7
Switzerland [member] | Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	72.8	74.1	44.7
Switzerland [member] | Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8.3	0.1	0.2
Austria [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35.4	31.2	23.5
Austria [member] | Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11.1	11.1	8.2
Austria [member] | Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22.0	17.3	12.8
Austria [member] | Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2.2	2.7	2.4
France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129.8	105.3	75.7
France [member] | Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18.6	19.7	7.2
France [member] | Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	104.7	78.8	62.2
France [member] | Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6.5	6.7	6.3
Rest of the world [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303.2	202.2	138.9
Rest of the world [member] | Tennis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	68.5	34.6	22.1
Rest of the world [member] | Bike & Outdoor [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	218.9	154.8	107.0
Rest of the world [member] | Teamsport & Athleisure [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 15.8	€ 12.8	€ 9.8